CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($)	3 Months Ended	4 Months Ended	6 Months Ended		10 Months Ended	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2024
Cash Flows from Operating Activities:
Net loss for the period			$ (122,504,000)	$ (9,710,000)		$ (31,370,000)	$ (57,770,000)
Changes in operating assets and liabilities:
Prepaid expenses and other current assets			(3,273,000)	245,000		(342,000)	470,000
Other receivable			30,000	135,000		(113,000)	165,000
Cash flows from operating activities			21,155,000	6,544,000		(23,988,000)	(29,110,000)
Cash Flows from Investing Activities:
Cash flows from investing activities			(392,000)	(157,000)		(442,000)	(656,000)
Cash Flows from Financing Activities:
Payment of offering costs						(260,000)
Cash flows from financing activities			4,178,000	$ 4,572,000		67,151,000	$ 17,352,000
Spring Valley Acquisition III
Cash Flows from Operating Activities:
Net loss for the period		$ (16,620)	(18,422,626)		$ 2,359,300
Adjustments to reconcile net income to net cash used in operating activities:
Interest earned on investments held in Trust Account	$ (2,076,992)		(4,123,512)		(2,809,646)
Payment of operation costs through promissory note					49,700
Changes in operating assets and liabilities:
Prepaid expenses and other current assets			(82,452)		(100,885)
Other receivable					25,000
Long-term prepaid insurance			40,435		(48,155)
Accrued expenses		6,200	9,366		27,134
Cash flows from operating activities			(603,148)		(497,552)
Cash Flows from Investing Activities:
Investment of cash in Trust Account					(230,000,000)
Cash flows from investing activities			242,808		(230,000,000)
Cash Flows from Financing Activities:
Proceeds from sale of Units, net of underwriting discounts paid					225,400,000
Proceeds from sale of Private Placements Warrants					6,341,500
Proceeds from advance from related party					500
Repayment of promissory note - related party					(151,636)
Payment of offering costs					(343,000)
Cash flows from financing activities			1,500,000		231,247,364
Net Change in Cash			1,139,660		749,812
Cash - Beginning of period		0	749,812		0
Cash - End of period	$ 1,889,472		1,889,472		749,812	$ 749,812
Non-Cash investing and financing activities:
Offering costs included in accrued offering costs		$ 93,449	$ 0		75,000
Prepaid services paid by Sponsor in exchange for issuance of Class B ordinary shares					25,000
Deferred offering costs paid through promissory note - related party					101,936
Deferred underwriting fee payable					$ 9,200,000